UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               11/13/2003
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          103
                                         -----------
Form 13F Information Table Value Total:     $114,148
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ----- ------ ------
AMERICAN EXPRESS               COMMON           025816109     1811  40185 N          SOLE               525      0  39660
AMERICAN INTL GROUP INC        COMMON           026874107     3052  52905 N          SOLE             20099      0  32806
AMERICAN INTL GROUP INC        COMMON           026874107       69   1200 N          OTHER                0      0   1200
AMGEN INC                      COMMON           031162100      129   2000 N          OTHER                0      0   2000
AMGEN INC                      COMMON           031162101      152   2350 N          SOLE              2350      0      0
ANHEUSER-BUSCH COMPANY         COMMON           035229103     1474  29870 N          SOLE             12100      0  17770
ANHEUSER-BUSCH COMPANY         COMMON           035229103       49   1000 N          SOLE              1000      0      0
BALDOR ELECTRIC                COMMON           057741100     2977 141030 N          SOLE             49580      0  91450
BEAR STEARNS COMPANIES         COMMON           073902108     1853  24775 N          SOLE             11275      0  13500
BMC SOFTWARE                   COMMON           055921100      376  27000 N          SOLE             12500      0  14500
BP PLC ADR                     COMMON           055622104       42   1000 N          SOLE              1000      0      0
BP PLC ADR                     COMMON           055622104     3461  82217 N          SOLE             28601      0  53616
BROWN-FORMAN INC CLASS A       COMMON           115637100      368   4521 N          SOLE              4521      0      0
BROWN-FORMAN INC CLASS B       COMMON           115637209      214   2700 N          SOLE              2700      0      0
C S X CORPORATION              COMMON           126408103     2427  82965 N          SOLE             24210      0  58755
C S X CORPORATION              COMMON           126408103       14    500 N          OTHER                0      0   5000
CATERPILLAR INC                COMMON           149123101      530   7700 N          SOLE              2600      0   5100
CATERPILLAR INC                COMMON           149123101       69   1000 N          SOLE                 0      0  10000
CHEVRONTEXACO CORP             COMMON           166764100     1732  24240 N          SOLE              8020      0  16220
CHEVRONTEXACO CORP             COMMON           166764100       71   1000 N          OTHER                0      0   1000
CHUBB CORP                     COMMON           171232101     2139  36015 N          OTHER                0      0  16150
COLGATE PALMOLIVE              COMMON           194162103      903  16150 N          SOLE                 0      0  16150
CONAGRA FOOD INC               COMMON           205887102     3241 152602 N          SOLE             40275      0 112327
DARDEN RESTAURANTS             COMMON           237194105      356  18730 N          SOLE              7500      0  11230
DARDEN RESTAURANTS             COMMON           237194105       57   3000 N          OTHER                0      0   3000
DEVON ENERGY CORP              COMMON           25179M103     1148  23830 N          SOLE             11430      0  12400
DEVON ENERGY CORP              COMMON           25179M103       72   1500 N          OTHER                0      0   1500
DEVRY INC                      COMMON           251893103     2916 123230 N          SOLE             39500      0  83730
DIEBOLD INC                    COMMON           253651103     4244  83795 N          SOLE             28500      0  55295
DIEBOLD INC                    COMMON           253651103       66   1300 N          SOLE              1300      0      0
DOMINION RESOURCES INC         COMMON           25746U109      889  14373 N          SOLE              6700      0   7673
DUKE REALTY CORP               COMMON           264411505     1421  48675 N          SOLE             23000      0  25675
DUKE REALTY CORP               COMMON           264411505      146   5000 N          OTHER                0      0   5000
EL PASO CORP                   COMMON           28336L109       36   5000 N          OTHER                0      0   5000
EL PASO CORP                   COMMON           28336L109     1966 269330 N          SOLE             93300      0 176030
EMERSON ELECTRIC CO            COMMON           291011104     3933  74698 N          SOLE             26205      0  48493
EQUITY RESIDENTIAL PROP        COMMON           29476L107      778  26570 N          OTHER                0      0   2000
EQUITY RESIDENTIAL PROP        COMMON           29476L107       58   2000 N          OTHER                0      0   2000
EXXON MOBIL CORPORATION        COMMON           30231G102     2626  71762 N          SOLE             20050      0  51712
FEDEX CORPORATION              COMMON           31428X106     3035  47105 N          SOLE             15325      0  31780
FEDEX CORPORATION              COMMON           31428X106       64   1000 N          OTHER                0      0   1000
GENERAL DYNAMICS CORP          COMMON           369550108     2617  33530 N          SOLE             10900      0  22630
GENERAL DYNAMICS CORP          COMMON           369550108       62    800 N          OTHER                0      0    800
GENERAL ELECTRIC CO            COMMON           369604103      738  24773 N          OTHER                0      0  24773
GENERAL ELECTRIC CO            COMMON           369604103       89   3000 N          OTHER                0      0   3000
GILLETTE COMPANY               COMMON           375766102     2859  89393 N          SOLE             18325      0  71068
HERSHEY FOODS CORP             COMMON           427866108     1939  26680 N          SOLE              8310      0  18370
ILLINOIS TOOL WORKS INC        COMMON           452308109     1569  23685 N          SOLE              9560      0  14125
ILLINOIS TOOL WORKS INC        COMMON           452308109       66   1000 N          OTHER                0      0   1000
INTEL CORP                     COMMON           458140100      182   6610 N          SOLE              1200      0   5410
INTEL CORP                     COMMON           458140100       55   2000 N          OTHER                0      0   2000
INTL BUSINESS MACHINES         COMMON           459200101      300   3400 N          OTHER                0      0   3400
JEFFERSON PILOT CORP           COMMON           475070108     2505  38560 N          OTHER                0      0  38560
JOHNSON & JOHNSON INC          COMMON           478160104     4886  98665 N          SOLE             34054      0  64611
JOHNSON & JOHNSON INC          COMMON           478160104      124   2500 N          OTHER                0      0   2500
LEHMAN BROTHERS                COMMON           524908100     1641  23755 N          SOLE              5770      0  17985
LIBERTY MEDIA CORP CL A        COMMON           530718105      517  51915 N          SOLE             34015      0  17900
LILLY ELI & CO                 COMMON           532457108      460   7750 N          OTHER                0      0   7750
LINCOLN NATIONAL CORP          COMMON           534187109     1747  49385 N          SOLE             20870      0  28515
LOCKHEED MARTIN CORP           COMMON           539830109      862  18675 N          SOLE              9765      0   8910
LUCENT TECHNOLOGIES            COMMON           549463107       73  33730 N          SOLE             18200      0  15530
LUCENT TECHNOLOGIES            COMMON           549463107        9   4500 N          OTHER                0      0   4500
MCDONALD'S CORP                COMMON           580135101     1340  56920 N          SOLE             16070      0  40850
MEDTRONIC INC                  COMMON           585055106     1823  38845 N          SOLE             14625      0  24220
MEDTRONIC INC                  COMMON           585055106       37    800 N          OTHER                0      0    800
MERCK & CO INC                 COMMON           589331107      101   2000 N          OTHER                0      0   2000
MERCK & CO INC                 COMMON           589331107     1928  38090 N          SOLE             15200      0  22890
MERRILL LYNCH & CO             COMMON           590188108      667  12470 N          SOLE              5025      0   7445
MICROSOFT CORP                 COMMON           594918104      150   5400 N          OTHER                0      0   5400
MOLEX INC                      COMMON           608554101     4492 157159 N          SOLE             53694      0 103465
NATIONAL CITY CORP             COMMON           635405103      409  13875 N          SOLE              6200      0   7675
NCR CORP                       COMMON           62886E108     2970  93720 N          SOLE             36610      0  57110
NORFOLK SOUTHERN CORP          COMMON           655844108     2138 115620 N          SOLE             41550      0  74070
ORACLE CORP                    COMMON           68389X105      318  28250 N          OTHER                0      0  28250
PEPSICO INC                    COMMON           713448108     4635 101130 N          SOLE             38655      0  62475
PEPSICO INC                    COMMON           713448108       69   1500 N          OTHER                0      0   1500
RAYTHEON CO                    COMMON           755111507     2584  92280 N          SOLE             38810      0  53470
RAYTHEON CO                    COMMON           755111507       56   2000 N          OTHER                0      0   2000
ROYAL DUTCH PETROLEUM          COMMON           780257804      278   6300 N          OTHER                0      0   6300
SBC COMMUNICATIONS INC         COMMON           78387G103     2096  94220 N          SOLE             45300      0  48920
SBC COMMUNICATIONS INC         COMMON           78387G103       45   2000 N          OTHER                0      0   2000
SHERWIN WILLIAMS CO            COMMON           824348106      671  22800 N          OTHER                0      0  22800
SONOCO PRODUCTS CO             COMMON           835495102      496  22586 N          OTHER                0      0  22586
SPINNAKER EXPLORATION CO       COMMON           84855W109      673  28045 N          SOLE             13300      0  14745
SUNTRUST BANKS INC             COMMON           867914103      625  10350 N          OTHER                0      0  10350
TIME WARNER INC                COMMON           887317105      270  17875 N          SOLE              9350      0   8525
U.S. BANCORP                   COMMON           902973304     1101  45881 N          SOLE             21179      0  24702
U.S. BANCORP                   COMMON           902973304       76   3162 N          OTHER                0      0   3162
UNION PACIFIC CORP             COMMON           907818108     2181  37505 N          SOLE             14100      0  23405
UNION PACIFIC CORP             COMMON           907818108       58   1000 N          OTHER                0      0   1000
UNISYS CORP                    COMMON           909214108      204  15080 N          OTHER                0      0  15080
VERIZON COMMUNICATIONS         COMMON           92343V104     2848  87828 N          SOLE             30420      0  57408
VERIZON COMMUNICATIONS         COMMON           92343V104       59   1830 N          OTHER                0      0   1830
VIACOM INC CL A                COMMON           925524100      355   9250 N          SOLE              3100      0   6150
VIACOM INC CL B                COMMON           925524308       30    800 N          OTHER                0      0    800
WACHOVIA CORP                  COMMON           929903102      107   2600 N          OTHER                0      0   2600
WACHOVIA CORP                  COMMON           929903102      484  11751 N          SOLE              4200      0   7551
WALGREEN CO                    COMMON           931422109      406  13250 N          SOLE              1000      0  12250
WALT DISNEY CO                 COMMON           254687106     1688  83670 N          SOLE             26270      0  57400
WENDY'S INTERNATIONAL          COMMON           950590109       65   2000 N          OTHER                0      0   2000
WENDY'S INTERNATIONAL          COMMON           950590109      543  16825 N          SOLE              8850      0   7975
WILLIAMS COS INC               COMMON           969457100      188  20000 N          SOLE             10000      0  10000
WYETH                          COMMON           026609107      620  13450 N          OTHER                0      0  13450


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